Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Profit/(Loss) for the period	€ (69,271)	€ (99,075)
Items that may be reclassified to profit or loss
Currency translation differences	1,677	(1,488)
Items that will not be reclassified to profit or loss
Defined benefit plan actuarial gains/(losses)	(8)	168
Other comprehensive income/(loss) for the year, net of tax	1,669	(1,320)
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD ATTRIBUTABLE TO THE OWNERS OF THE COMPANY	€ (67,602)	€ (100,395)